Cover	Oct. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 2.02 of the Current Report on Form 8-K filed on October 30, 2025 (the “Original Form 8-K”) solely to correct an error in the Earnings Release furnished as Exhibit 99.1 thereto (the “Exhibit”). As previously furnished, the Exhibit reflected a typo in the Operating Margin Percentage data in the table captioned “Risk & Broking (“R&B”),” which has been corrected on Exhibit 99.1 to this Amendment No. 1. No other changes have been made to the Original Form 8-K.
Document Period End Date	Oct. 30, 2025
Entity File Number	001-16503
Entity Registrant Name	Willis Towers Watson PLC
Entity Central Index Key	0001140536
Entity Tax Identification Number	98-0352587
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	c/o Willis Group Limited
Entity Address, Address Line Two	51 Lime Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3M 7DQ
Country Region	(44)
City Area Code	(20)
Local Phone Number	3124-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false